Revenues - Disaggregation of revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 77,966	$ 70,257
Time charters [Member]
Disaggregation of Revenue [Line Items]
Revenues	71,728	70,257
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 6,238	$ 0